Earnout Liability - Narrative (Details) - USD ($)			12 Months Ended
	Jul. 02, 2021	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnout shares related to business combination		1,437,500
Gain in fair value adjustment of earnout liability			$ 2,214,000
Earnout liability		$ 18,300,000	$ 5,211,000	$ 0
$12.50 Triggering Event [[Member]
Earnout shares related to business combination		718,750
Earnout triggering share price	$ 12.50	$ 12.50
Earnout shares reclassified into equity	718,750
Earnout shares fair value to equity	$ 10,900,000
$15.00 Triggering Event [Member]
Earnout shares related to business combination		718,750
Earnout triggering share price	$ 15.00	$ 15.00	$ 15.00
Earnout shares reclassified into equity	718,750
Earnout liability	$ 8,800,000		$ 5,200,000